CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [Abstract]
Revenue from royalty interests	$ 5,882	$ 4,595
Depletion on royalty interests	(2,509)	(2,389)
Gross profit	3,373	2,206
General and administrative expenses	(5,217)	(4,930)
Share-based payments	(2,632)	(2,255)
Royalty interest impairment	0	(2,355)
Loss from operations	(4,476)	(7,334)
Share of net income of Silverback	113	75
Mark-to-market gain on derivative royalty asset	0	684
Mark-to-market gain on derivative loan liabilities	493	673
Interest expense	(1,977)	(1,170)
Finance charges	(339)	(206)
Loss on modification of loan payable	0	(1,658)
Gain on sales of mineral claims	0	5,093
Foreign exchange gain (loss)	612	(610)
Other income (expenses)	150	(23)
Loss before income taxes	(5,424)	(4,476)
Current income tax expense	(52)	(1,227)
Deferred income tax expense	0	(134)
Net loss and comprehensive loss	$ (5,476)	$ (5,837)
Earnings (loss) per share - basic	$ (0.06)	$ (0.11)
Earnings (loss) per share - diluted	$ (0.06)	$ (0.11)
Weighted average number of shares outstanding - basic	91,503,747	55,223,734
Weighted average number of shares outstanding - diluted	91,503,747	55,223,734